Credit Agreement and Guaranty	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Credit Agreement and Guaranty
Credit Agreement and Guaranty

7. Credit Agreement and Guaranty

On February 10, 2020, the Company entered into a Credit Agreement and Guaranty with Perceptive Credit Holdings III, LP (“Perceptive”) for a senior secured term loan credit facility of up to $35.0 million (the “Perceptive Credit Agreement”). A first tranche of $5.0 million was funded on execution of the Perceptive Credit Agreement. A second tranche of $15.0 million was funded as a result of the approval of Twirla by the FDA. The other tranches of debt under the Perceptive Credit Agreement are no longer available to the Company. On January 7, 2022, the Company prepaid $5.0 million of the outstanding debt, and Perceptive waived the prepayment premium. On July 8, 2022, the Company prepaid $5.0 million of the outstanding debt, and Perceptive waived the prepayment premium. On July 25, 2022, the Company entered into a fifth amendment to the Perceptive Credit Agreement, as amended (the “Fifth Amendment”). Pursuant to the Fifth Amendment, Perceptive agreed to release its security interest in certain assets being transferred from the Company to Corium in connection with an amendment to the Company’s Manufacturing and Commercialization Agreement with Corium and waive the Company’s obligations to comply with certain financial covenants through the end of 2022. In exchange, the Company agreed to prepay $7.0 million of outstanding principal under the Perceptive Credit Agreement using the proceeds of recent sales under the Company’s ATM program with H.C. Wainwright & Co., LLC (see Note 8). Such payment was made on July 25, 2022. On March 21, 2023, the Company and Perceptive entered into a sixth amendment to the Perceptive Credit Agreement (the “Sixth Amendment”). The Sixth Amendment waived the Company’s obligations to (1) comply with certain financial covenants relating to minimum revenue requirements and minimum liquidity through June 30, 2023, and (2) file financial statements along with its Annual Report on Form 10-K for the fiscal year ended December 31, 2022 that are not subject to any “going concern” qualification. On October 30, 2023, the Company and Perceptive entered into a seventh amendment to the Perceptive Credit Agreement (the “Seventh Amendment”). The Seventh Amendment: (1) amends the Company’s obligations to comply with certain financial covenants relating to minimum revenue requirements, (2) amends and waives the Company’s obligations to comply with certain financial covenants relating to minimum liquidity through December 31, 2023, and (3) requires the Company to make principal payments on its outstanding loan balance of $150,000 per month beginning on December 1, 2023.

The facility will mature on February 10, 2024 (“Maturity Date”). Pursuant to the Perceptive Credit Agreement, beginning August 31, 2022, the Company began making monthly principal payments in an amount equal to $75,000. Beginning on December 1, 2023 and pursuant to the Seventh Amendment, the Company will begin making monthly payments of $150,000 until the Maturity Date, at which time all remaining principal amount outstanding is due.

Borrowings under the Perceptive Credit Agreement will accrue interest at an annual rate equal to the London Interbank Offered Rate for one-month deposits (“LIBOR”) plus 10.25%, provided that LIBOR shall not be less than 1.5%. The rate of interest in effect as of September 30, 2023 was 15.58%. Upon the occurrence and during the continuance of any event of default under the Perceptive Credit Agreement, the interest rate automatically increases by 3.0% per annum.

The Company may prepay any outstanding loans in whole or in part. Any such prepayment of the loans is subject to a prepayment premium of 2.0%.

All of the Company’s obligations under the Perceptive Credit Agreement are secured by a first-priority lien and security interest in substantially all of the Company’s tangible and intangible assets, including intellectual property. The Perceptive Credit Agreement contains certain representations and warranties, affirmative covenants, negative covenants and conditions that are customary for similar financings. The negative covenants restrict or limit the ability of the Company to, among other things and subject to certain exceptions contained in the Perceptive Credit Agreement, incur new indebtedness; create liens on assets; engage in certain fundamental corporate changes, such as mergers or acquisitions, or changes to the Company’s business activities; make certain investments or restricted payments (each as defined in the Perceptive Credit Agreement); change its fiscal year; pay dividends; repay other certain indebtedness; engage in certain affiliate transactions; or enter into, amend or terminate any other agreements that have the impact of restricting the Company’s ability to make loan repayments under the Perceptive Credit Agreement. In addition, as amended by the Seventh Amendment, the Company must (i) at all times for the period from June 30, 2023 to October 31, 2023 maintain a minimum cash balance of $0.5 million for the period from November 1, 2023 to December 31, 2023 maintain a minimum cash balance of $1.0 million, and after December 31, 2023 to the Maturity Date maintain a minimum cash balance of $3.0 million; and (ii) as of the last day of each fiscal quarter commencing with the fiscal quarter ending September 30, 2023, report net revenues for the trailing 12-month period that are not less than $5.0 million. Pursuant to the Seventh Amendment, the Company has received a waiver of certain financial covenants through December 31, 2023.

In connection with the Perceptive Credit Agreement, the Company issued to Perceptive two warrants to purchase an aggregate of 700 shares of the Company’s common stock (together, the “2020 Perceptive Warrants”). The first warrant is exercisable for 350 shares of common stock at an exercise price of $7,480 per share. The second warrant is exercisable for 350 shares of common stock at an exercise price of $9,340 per share. The 2020 Perceptive Warrants expire on February 10, 2027. In connection with the Perceptive Credit Agreement, the Company issued to Perceptive a warrant to purchase 225 shares of the Company’s common stock (the “2021 Perceptive Warrant” and, together with the 2020 Perceptive Warrants, the “Perceptive Warrants”) at an exercise price of $5,740 per share. The 2021 Perceptive Warrant expires on February 26, 2028. In connection with the Sixth Amendment, the Company amended the Perceptive Warrants to reset the exercise price to $10.50 per warrant. In connection with the Seventh Amendment, the Company further amended the Perceptive Warrants to reset the exercise price to $1.82 per warrant. The Perceptive Warrants contain anti-dilution provisions and other warrant holder protections and are not exercisable to the extent that Perceptive would beneficially own more than 19.99% of the Company’s common stock because of the exercise.

As a result of the public offering of the Company’s common stock completed in October 2021 (see Note 8), the antidilution provision of the Perceptive Warrants was triggered, resulting in a reduction of the strike price for the Perceptive Warrants. Warrants to purchase 350 shares of common stock that had an exercise price of $9,340 per share were reduced to $7,080 per share, warrants to purchase 350 shares of common stock that had an exercise price of $7,480 per share were reduced to $5,760 per share, and warrants to purchase 225 shares of common stock that had an exercise price of $5,740 per share were reduced to $4,540 per share.

As a result of the registered direct offering completed in March 2022 (see Note 8), the anti-dilution provision of the Perceptive Warrants was again triggered resulting in a further reduction of the strike price for the Perceptive Warrants. Warrants to purchase 350 shares of common stock that had an adjusted exercise price of $7,080 per share were reduced to $5,276 per share, warrants to purchase 350 shares of common stock that had an adjusted exercise price of $5,760 per share were reduced to $4,330.50 per share, and warrants to purchase 225 shares of common stock that had an adjusted exercise price of $4,540 per share were reduced to $3,456.50 per share.

As a result of the public offering of the Company’s common stock completed in July 2022 (see Note 8), the antidilution provision of the Perceptive Warrants was again triggered resulting in a reduction of the strike price for the Perceptive Warrants. Warrants to purchase 350 shares of common stock that had an exercise price of $5,276 per share were reduced to $745 per share, warrants to purchase 350 shares of common stock that had an exercise price of $4,330.50 per share were reduced to $618.50 per share, and warrants to purchase 225 shares of common stock that had an exercise price of $3,456.50 per share were reduced to $501.50 per share.

As a result of the public offering of the Company’s common stock completed in May 2023 (see Note 8), the antidilution provision of the Perceptive Warrants was again triggered resulting in a reduction of the strike price for the Perceptive Warrants. Warrants to purchase 350 shares of common stock that had an exercise price of $745 per share were reduced to $3.69 per share, warrants to purchase 350 shares of common stock that had an exercise price of $618.50 per share were reduced to $3.69 per share, and warrants to purchase 225 shares of common stock that had an exercise price of $501.50 per share were reduced to $3.69 per share.

The Company allocated the proceeds of $20.0 million in accordance with ASC 470 based on the relative fair values of the debt and the Perceptive Warrants. The relative fair value of the Perceptive Warrants of approximately $3.6 million at the time of issuance, which was determined using the Black-Scholes option-pricing model, was recorded as additional paid-in capital and reduced the carrying value of the debt. The significant assumptions used in the preparation of the option pricing model for valuing the Perceptive Warrants issued include (i) volatility (70.0%), (ii) risk free interest rate of 1.47% (estimated using treasury bonds with a 7-year life), (iii) strike prices of $7,480 and $9,340 for the common stock warrants, (iv) fair value of common stock ($8,020) and (v) expected life (7 years). The fair value of the 2021 Perceptive Warrants of approximately $1.1 million at the time of issuance, which was determined using the Black-Scholes option-pricing model, was recorded as additional paid-in capital and reduced the carrying value of the debt. The significant assumptions used in preparing the option pricing model for valuing the 2021 Perceptive Warrants issued include (i) volatility (103.5%), (ii) risk free interest rate of 1.15% (estimated using treasury bonds with a 7-year life), (iii) strike price of $5,740 for the common stock warrant, (iv) fair value of common stock ($5,740) and (v) expected life (7 years). The fair value of the warrants as well as the debt issue costs incurred in connection with the entry into the Perceptive Credit Agreement, including a facility fee of 1% of the total amount of loans available under the facility, are presented as a direct deduction from the carrying amount of the term loan on the consolidated balance sheet as detailed below (in thousands).

	September 30,	December 31,
	2023	2022
Notes payable	$1,950	$2,625
Debt issuance costs	(63)	(209)
Warrant discount	(298)	(990)
Total debt	$1,589	$1,426
Less, current portion	1,589	1,426
Long-term debt, less current portion	$—	$—

The fair value of the warrants and the debt issue costs are being amortized utilizing the effective interest method over the term of the loan. The Company recorded interest expense for the amortization of the fair value of the warrants and debt issue costs of $252,000 and $838,000 for the three months ended September 30, 2023 and 2022, respectively. The Company recorded interest expense for the amortization of the fair value of the warrants and debt issue costs of $838,000 and $1,635,000 for the nine months ended September 30, 2023 and 2022, respectively.

9. Credit Agreement and Guaranty

On February 10, 2020 (the “Closing Date”), the Company entered into a Credit Agreement and Guaranty with Perceptive for a senior secured term loan credit facility of up to $35.0 million, (the “Perceptive Credit Agreement”). A first tranche of $5.0 million was funded on execution of the Perceptive Credit Agreement. A second tranche of $15.0 million was funded as a result of the approval of Twirla by the FDA. Another $15.0 million tranche was to be available to the Company based on the achievement of a revenue milestone by December 31, 2021, which was not achieved. The other tranches of debt under the Amended Perceptive Credit Agreement are no longer available to the Company. On January 7, 2022, the Company prepaid $5.0 million of the outstanding debt, and Perceptive waived the prepayment premium. On July 8, 2022, the Company prepaid $5.0 million of the outstanding debt, and Perceptive waived the prepayment premium. On July 25, 2022, the Company entered into a fifth amendment to the Amended Perceptive Credit Agreement, as amended (the “Fifth Amendment”). Pursuant to the Fifth Amendment, Perceptive agreed to release its security interest in certain assets being transferred from the Company to Corium in connection with an amendment to the Company’s Manufacturing and Commercialization Agreement with Corium and waive the Company’s obligations to comply with certain financial covenants through the end of 2022. In exchange, the Company agreed to prepay $7.0 million of outstanding principal under the Amended Perceptive Credit Agreement using the proceeds of recent sales under the Company’s ATM program with H.C. Wainwright & Co., LLC. Such payment was made on July 25, 2022.

The facility will mature on February 10, 2024 (“Maturity Date”). Pursuant to the Fifth Amendment, beginning August 31, 2022, the Company began making monthly principal payments in an amount equal to $75,000, continuing until February 10, 2024, at which time all remaining principal amount outstanding is due.

Borrowings under the Fifth Amendment will accrue interest at an annual rate equal to the London Interbank Offered Rate for one-month deposits (“LIBOR”) plus 10.25%, provided that LIBOR shall not be less than 1.5%. The rate of interest in effect as of July 25, 2022 was 11.97% and at December 31, 2022 was 14.38%. Upon the occurrence and during the continuance of any event of default under the Fifth Amendment, the interest rate automatically increases by 3.0% per annum.

The Company may prepay any outstanding loans in whole or in part. Any such prepayment of the loans is subject to a prepayment premium of 4.0% if such prepayment occurs after February 10, 2022 and on or prior to February 10, 2023; and 2.0% if such prepayment occurs after February 10, 2023 and prior to the Maturity Date.

All of the Company’s obligations under the Fifth Amendment are secured by a first-priority lien and security interest in substantially all of the Company’s tangible and intangible assets, including intellectual property. The Amended Perceptive Agreement contains certain representations and warranties, affirmative covenants, negative covenants and conditions that are customary for similar financings. The negative covenants restrict or limit the ability of the Company to, among other things and subject to certain exceptions contained in the Amended Perceptive Credit Agreement, incur new indebtedness; create liens on assets; engage in certain fundamental corporate changes, such as mergers or acquisitions, or changes to the Company’s business activities; make certain investments or restricted payments (each as defined in the Amended Perceptive Credit Agreement); change its fiscal year; pay dividends; repay other certain indebtedness; engage in certain affiliate transactions; or enter into, amend or terminate any other agreements that have the impact of restricting the Company’s ability to make loan repayments under the Amended Perceptive Credit Agreement. In addition, the Company must (i) at all times prior to the Maturity Date maintain a minimum cash balance of $3.0 million; and (ii) as of the last day of each fiscal quarter commencing with the fiscal quarter ending December 31, 2022, report revenues for the trailing 12-month period that exceed the amounts set forth in the Fifth Amendment which range from $62.6 million for the fiscal quarter ending March 31, 2023 to $87.1 million for the fiscal quarter ending December 31, 2023. Pursuant to the Waiver and Sixth Amendment to the Perceptive Credit Agreement (the “Sixth Amendment”), the Company has received a waiver of certain financial covenants through the second quarter of 2023. In the event the Company does not pay off the remainder of the outstanding principal under the facility, the Company will need to negotiate for a waiver of its obligations to comply with the covenants relating to revenue for Twirla in the second quarter of 2023.

In connection with the Perceptive Credit Agreement, the Company issued to Perceptive two warrants to purchase an aggregate of 35,000 shares of the Company’s common stock (together, the “2020 Perceptive Warrants”). The first warrant is exercisable for 17,500 shares of common stock at an exercise price of $149.60 per share. The second warrant is exercisable for 17,500 shares of common stock at an exercise price of $186.80 per share. The 2020 Perceptive Warrants expire on February 10, 2027. In connection with the Amended Perceptive Credit Agreement, the Company issued to Perceptive a warrant to purchase 11,250 shares of the Company’s common stock (the “2021 Perceptive Warrant” and, together with the 2020 Perceptive Warrants, the “Perceptive Warrants”) at an exercise price of $114.80 per share. The 2021 Perceptive Warrant expires on February 26, 2028. The Perceptive Warrants contain anti-dilution provisions that expired on December 31, 2022 and other warrant holder protections and are not exercisable to the extent that Perceptive would beneficially own more than 19.99% of the Company’s common stock as a result of the exercise. In connection with the Sixth Amendment, we amended and restated the Perceptive Warrants to reset the strike price of the Perceptive Warrants.

As a result of the public offering of the Company’s common stock completed in October 2021 (see Note 10), the antidilution provision of the Perceptive Warrants was triggered, resulting in a reduction of the strike price for the Perceptive Warrants. Warrants to purchase 17,500 shares of common stock that had an exercise price of $186.80 per share were reduced to $141.60 per share, warrants to purchase 17,500 shares of common stock that had an exercise price of $149.60 per share were reduced to $115.20 per share, and warrants to purchase 11,250 shares of common stock that had an exercise price of $114.80 per share were reduced to $90.80 per share.

As a result of the registered direct offering completed in March 2022 (see Note 10), the anti-dilution provision of the Perceptive Warrants was again triggered resulting in a further reduction of the strike price for the Perceptive Warrants. Warrants to purchase 17,500 shares of common stock that had an adjusted exercise price of $141.60 per share were reduced to $105.52 per share, warrants to purchase 17,500 shares of common stock that had an adjusted exercise price of $115.20 per share were reduced to $86.61 per share, and warrants to purchase 11,250 shares of common stock that had an adjusted exercise price of $90.80 per share were reduced to $69.13 per share.

As a result of the public offering of the Company’s common stock completed in July 2022 (see Note 10), the antidilution provision of the Perceptive Warrants was again triggered resulting in a reduction of the strike price for the Perceptive Warrants. Warrants to purchase 17,500 shares of common stock that had an exercise price of $105.52 per share were reduced to $14.90 per share, warrants to purchase 17,500 shares of common stock that had an exercise price of $86.61 per share were reduced to $12.37 per share, and warrants to purchase 11,250 shares of common stock that had an exercise price of $69.13 per share were reduced to $10.03 per share.

The Company allocated the proceeds of $20.0 million in accordance with ASC 470 based on the relative fair values of the debt and the Perceptive Warrants. The relative fair value of the Perceptive Warrants of approximately $3.6 million at the time of issuance, which was determined using the Black-Scholes option-pricing model, was recorded as additional paid-in capital and reduced the carrying value of the debt. The significant assumptions used in the preparing the option pricing model for valuing the Perceptive Warrants issued include (i) volatility (70.0%), (ii) risk free interest rate of 1.47% (estimated using treasury bonds with a 7-year life), (iii) strike prices of $149.60 and $186.80 for the common stock warrants, (iv) fair value of common stock ($160.40) and (v) expected life (7 years). The fair value of the 2021 Perceptive Warrants of approximately $1.1 million at the time of issuance, which was determined using the Black-Scholes option-pricing model, was recorded as additional paid-in capital and reduced the carrying value of the debt. The significant assumptions used in preparing the option pricing model for valuing the 2021 Perceptive Warrants issued include (i) volatility (103.5%), (ii) risk free interest rate of 1.15% (estimated using treasury bonds with a 7-year life), (iii) strike price of $114.80 for the common stock warrant, (iv) fair value of common stock ($114.80) and (v) expected life (7 years). The fair value of the warrants as well as the debt issue costs incurred in connection with the entry into the Perceptive Credit Agreement, including a facility fee of 1% of the total amount of loans available under the facility, are presented as a direct deduction from the carrying amount of the term loan on the consolidated balance sheet as detailed below (in thousands).

	December 31,	December 31,
	2022	2021
Notes payable	$2,625	$20,000
Debt issuance costs	(209)	(550)
Warrant discount	(990)	(2,617)
Total debt	$1,426	$16,833
Less, current portion	1,426	16,833
Long-term debt, less current portion	$—	$—

The fair value of the warrants and the debt issue costs are being amortized utilizing the effective interest method over the term of the loan. The Company recorded interest expense for the amortization of the fair value of the warrants and debt issue costs of $1,969,000, $1,661,000 and $1,341,000 for the years ended December 31, 2022, 2021, and 2020 respectively.